SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE BASED COMPENSATION
Share-based compensation	¥ 862,642	¥ 1,000,869	¥ 9,884
Costs of revenues
SHARE BASED COMPENSATION
Share-based compensation	1,734	17,676	131
Selling expenses
SHARE BASED COMPENSATION
Share-based compensation	28,439	7,101	131
General and administration expenses
SHARE BASED COMPENSATION
Share-based compensation	825,688	974,564	¥ 9,622
Research and development expenses
SHARE BASED COMPENSATION
Share-based compensation	¥ 6,781	¥ 1,528